Geographic information - Sales per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	$ 221,728	$ 120,637
United States
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	140,856	67,814
Canada
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	17,636	12,685
Netherlands
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	15,080	12,716
Australia
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	13,627	5,489
Other
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	$ 34,529	$ 21,933